Note 11 - Stock Option and Warrants - Grants Under Stock Option Plans (Details) - shares		9 Months Ended	12 Months Ended
	Feb. 03, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Granted (in shares)	15,868	51,090	25,844	586
Consultant [Member]
Granted (in shares)		334
Executive Officer [Member]
Granted (in shares)		50,586	6,034	155
Director [Member]
Granted (in shares)		170	3,934	134